PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)

Common Stocks – 94.2% of Net Assets
	Aerospace & Defense – 0.8%
17,730	General Dynamics Corp.	$4,276,121

	Auto Components – 1.0%
136,367	BorgWarner, Inc.	5,304,676

	Automobiles – 1.7%
200,460	General Motors Co.(a)	8,768,120

	Banks – 5.1%
134,936	Bank of America Corp.	5,562,062
199,618	Citigroup, Inc.	10,659,601
190,804	Wells Fargo & Co.	9,246,362

		25,468,025

	Beverages – 3.7%
41,708	Constellation Brands, Inc., Class A	9,606,187
233,959	Keurig Dr Pepper, Inc.	8,867,046

		18,473,233

	Biotechnology – 1.8%
12,762	Regeneron Pharmaceuticals, Inc.(a)	8,913,236

	Capital Markets – 11.0%
118,082	Bank of New York Mellon Corp. (The)	5,860,410
155,639	Charles Schwab Corp. (The)	13,121,924
30,098	Goldman Sachs Group, Inc. (The)	9,935,350
65,310	Intercontinental Exchange, Inc.	8,628,757
108,110	KKR & Co., Inc.	6,321,192
9,321	Moody’s Corp.	3,144,998
97,166	State Street Corp.	8,465,102

		55,477,733

	Consumer Finance – 7.5%
360,754	Ally Financial, Inc.	15,685,584
49,173	American Express Co.	9,195,351
98,006	Capital One Financial Corp.	12,867,208

		37,748,143

	Electronic Equipment, Instruments & Components – 0.8%
30,665	TE Connectivity Ltd.	4,016,502

	Entertainment – 3.3%
24,726	Netflix, Inc.(a)	9,262,112
46,597	Take-Two Interactive Software, Inc.(a)	7,163,823

		16,425,935

	Health Care Providers & Services – 5.1%
57,338	CVS Health Corp.	5,803,179
40,919	HCA Healthcare, Inc.	10,255,120

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
22,463	Humana, Inc.	$9,775,224

		25,833,523

	Hotels, Restaurants & Leisure – 3.4%
4,273	Booking Holdings, Inc.(a)	10,034,927
46,928	Hilton Worldwide Holdings, Inc.(a)	7,120,855

		17,155,782

	Household Durables – 0.9%
109,900	PulteGroup, Inc.	4,604,810

	Industrial Conglomerates – 1.0%
58,024	General Electric Co.	5,309,196

	Insurance – 5.5%
178,835	American International Group, Inc.	11,225,473
69,537	Reinsurance Group of America, Inc.	7,611,520
36,763	Willis Towers Watson PLC	8,684,156

		27,521,149

	Interactive Media & Services – 7.2%
5,721	Alphabet, Inc., Class A(a)	15,912,103
59,966	Meta Platforms, Inc., Class A(a)	13,334,040
277,500	Pinterest, Inc., Class A(a)	6,829,275

		36,075,418

	Internet & Direct Marketing Retail – 3.7%
3,330	Amazon.com, Inc.(a)	10,855,633
125,265	eBay, Inc.	7,172,674
98,742	Qurate Retail, Inc., Class A	470,012

		18,498,319

	IT Services – 6.6%
176,923	DXC Technology Co.(a)	5,772,998
103,569	Fiserv, Inc.(a)	10,501,897
32,066	Gartner, Inc.(a)	9,538,352
36,200	Global Payments, Inc.	4,953,608
11,847	Visa, Inc., Class A	2,627,309

		33,394,164

	Machinery – 1.8%
19,671	Cummins, Inc.	4,034,719
54,466	PACCAR, Inc.	4,796,820

		8,831,539

	Media – 3.7%
19,349	Charter Communications, Inc., Class A(a)	10,555,267
170,542	Comcast Corp., Class A	7,984,776

		18,540,043

	Oil, Gas & Consumable Fuels – 10.2%
344,672	APA Corp.	14,245,294

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
128,377	ConocoPhillips	$12,837,700
53,512	Diamondback Energy, Inc.	7,335,425
143,477	EOG Resources, Inc.	17,106,762

		51,525,181

	Professional Services – 1.1%
22,400	Equifax, Inc.	5,311,040

	Real Estate Management & Development – 1.2%
64,518	CBRE Group, Inc., Class A(a)	5,904,687

	Software – 2.7%
26,600	salesforce.com, inc.(a)	5,647,712
32,880	Workday, Inc., Class A(a)	7,873,445

		13,521,157

	Tobacco – 2.0%
190,614	Altria Group, Inc.	9,959,582

	Wireless Telecommunication Services – 1.4%
54,458	T-Mobile US, Inc.(a)	6,989,684

	Total Common Stocks (Identified Cost $385,842,430)	473,846,998

Principal Amount

Short-Term Investments – 5.7%
$ 28,825,857	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $28,825,857 on 4/01/2022 collateralized by $2,904,600 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $2,894,161; $25,000,000 U.S. Treasury Bond, 2.875% due 11/15/2046 valued at $26,508,302 including accrued interest(b) (Identified Cost $28,825,857)	28,825,857

	Total Investments – 99.9% (Identified Cost $414,668,287)	502,672,855
	Other assets less liabilities – 0.1%	273,886

	Net Assets – 100.0%	$502,946,741

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$473,846,998	$—	$—	$473,846,998
Short-Term Investments	—	28,825,857	—	28,825,857

Total	$473,846,998	$28,825,857	$—	$502,672,855

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Capital Markets	11.0%
Oil, Gas & Consumable Fuels	10.2
Consumer Finance	7.5
Interactive Media & Services	7.2
IT Services	6.6
Insurance	5.5
Health Care Providers & Services	5.1
Banks	5.1
Media	3.7
Internet & Direct Marketing Retail	3.7
Beverages	3.7
Hotels, Restaurants & Leisure	3.4
Entertainment	3.3
Software	2.7
Tobacco	2.0
Other Investments, less than 2% each	13.5
Short-Term Investments	5.7

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%